Loans (Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	¥ 851,130	¥ 860,848
Recorded investment not requiring an allowance for loan losses	[1],[2]	129,754	128,855
Total	[1]	980,884	989,703
Unpaid principal balance		1,038,292	1,051,240
Related allowance	[3]	302,573	289,186
Average recorded investment		976,295	1,078,842
Interest income recognized	[4]	11,418	18,267
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	690,567	712,377
Recorded investment not requiring an allowance for loan losses	[1],[2]	99,704	110,262
Total	[1]	790,271	822,639
Unpaid principal balance		829,163	870,370
Related allowance	[3]	241,471	227,878
Average recorded investment		807,103	892,402
Interest income recognized	[4]	9,378	15,638
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	372,241	365,361
Recorded investment not requiring an allowance for loan losses	[1],[2]	6,815	8,144
Total	[1]	379,056	373,505
Unpaid principal balance		383,812	379,642
Related allowance	[3]	148,777	138,676
Average recorded investment		375,895	410,491
Interest income recognized	[4]	2,859	7,930
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	46,130	59,883
Recorded investment not requiring an allowance for loan losses	[1],[2]	11,346	17,000
Total	[1]	57,476	76,883
Unpaid principal balance		66,006	87,516
Related allowance	[3]	6,367	10,130
Average recorded investment		66,796	89,075
Interest income recognized	[4]	877	1,246
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	58,366	56,695
Recorded investment not requiring an allowance for loan losses	[1],[2]	8,004	9,315
Total	[1]	66,370	66,010
Unpaid principal balance		72,261	72,603
Related allowance	[3]	20,122	19,095
Average recorded investment		66,050	69,525
Interest income recognized	[4]	1,173	1,292
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	133,466	134,425
Recorded investment not requiring an allowance for loan losses	[1],[2]	13,435	12,667
Total	[1]	146,901	147,092
Unpaid principal balance		155,023	157,215
Related allowance	[3]	52,341	46,304
Average recorded investment		148,865	149,324
Interest income recognized	[4]	2,261	2,376
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	19,386	25,665
Recorded investment not requiring an allowance for loan losses	[1],[2]	3,229	3,491
Total	[1]	22,615	29,156
Unpaid principal balance		23,568	30,497
Related allowance	[3]	5,968	5,694
Average recorded investment		24,035	33,119
Interest income recognized	[4]	371	630
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	2,601	3,390
Recorded investment not requiring an allowance for loan losses	[1],[2]	3,940	50
Total	[1]	6,541	3,440
Unpaid principal balance		6,873	3,440
Related allowance	[3]	962	1,095
Average recorded investment		5,305	5,188
Interest income recognized	[4]	50	42
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	6,484	3,591
Recorded investment not requiring an allowance for loan losses	[1],[2]	126	355
Total	[1]	6,610	3,946
Unpaid principal balance		6,740	4,132
Related allowance	[3]	1,999	799
Average recorded investment		6,053	2,665
Interest income recognized	[4]	91	64
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	51,893	63,367
Recorded investment not requiring an allowance for loan losses	[1],[2]	52,809	59,240
Total	[1]	104,702	122,607
Unpaid principal balance		114,880	135,325
Related allowance	[3]	4,935	6,085
Average recorded investment		114,104	133,015
Interest income recognized	[4]	1,696	2,058
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	160,563	148,471
Recorded investment not requiring an allowance for loan losses	[1],[2]	30,050	18,593
Total	[1]	190,613	167,064
Unpaid principal balance		209,129	180,870
Related allowance	[3]	61,102	61,308
Average recorded investment		169,192	186,440
Interest income recognized	[4]	¥ 2,040	¥ 2,629

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status corresponds to the Group's definition of impaired loans.
[2]	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
[3]	The allowance for loan losses on impaired loans includes the allowance for groups of small balance, homogeneous loans which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment. The total carrying amount of the groups of small balance, homogeneous loans at March 31, 2016 and 2017 was ¥347,839 million and ¥302,251 million, respectively.
[4]	Amounts represent gross interest income on impaired loans which were included in Interest income on loans in the consolidated statements of income.